Shareholders' Equity	12 Months Ended
Nov. 30, 2019
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity

Under a share repurchase program effective 2004, we are authorized to repurchase Carnival Corporation common stock and Carnival plc ordinary shares (the “Repurchase Program”). Effective August 27, 2018, the company approved modifications of the general authorization under the Repurchase Program, which replenished the remaining authorized repurchases at the time of the approvals to $1.0 billion. The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time.

	Carnival Corporation		Carnival plc
(in millions)	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased
2019	0.6	$26	12.2	$569
2018	7.8	$476	16.3	$985
2017	3.3	$223	5.6	$335

	AOCI
	November 30,
(in millions)	2019	2018
Cumulative foreign currency translation adjustments, net	$(1,961)	$(1,875)
Unrecognized pension expenses	(88)	(56)
Net losses on cash flow derivative hedges	(18)	(19)
	$(2,066)	$(1,949)

During 2019, 2018 and 2017, there were $5 million, $5 million and $18 million of unrecognized pension expenses that were reclassified out of accumulated other comprehensive loss and were included within payroll and related expenses and selling and administrative expenses.

We declared quarterly cash dividends on all of our common stock and ordinary shares as follows:

	Quarters Ended
(in millions, except per share data)	February 28	May 31	August 31	November 30
2019
Dividends declared per share	$0.50	$0.50	$0.50	$0.50
Dividends declared	$345	$346	$342	$346

2018
Dividends declared per share	$0.45	$0.50	$0.50	$0.50
Dividends declared	$322	$357	$350	$349

2017
Dividends declared per share	$0.35	$0.40	$0.40	$0.45
Dividends declared	$251	$291	$289	$324

Carnival Corporation’s Articles of Incorporation authorize its Board of Directors, at its discretion, to issue up to 40 million shares of preferred stock. At November 30, 2019 and 2018, no Carnival Corporation preferred stock or Carnival plc preference shares had been issued.